Income/(loss) per share (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Preference shares [Member]	Dec. 31, 2011 Preference shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of anti-dilutive shares			7,601,619	5,301,345	87,566,599	77,792,162
Exercised	431,774	473,551
Options to purchase ordinary shares included in the calculation of diluted net income per share	4,742,442
Contingently issuable shares included in the calculation of diluted net income per share	700,075
Exercises of share options	$ 557	$ 253